GENERAL	12 Months Ended
Dec. 31, 2014
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

Attunity Ltd. (the "Company" or "Attunity") and its subsidiaries develop, market, sell and support information availability software solutions that enable access, management, sharing and distribution of data, including Big Data, across heterogeneous enterprise platforms, organizations and the cloud. In addition, the Company provides maintenance and other related services for its products.

The Company has established wholly-owned subsidiaries in the United States, UK, Hong-Kong and Israel. The Company's subsidiaries are engaged primarily in sales and marketing.